Accounting policies (Details Narrative) - GBP (£) £ / shares in Units, £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Mar. 02, 2020
IfrsStatementLineItems [Line Items]
Loss from operations	£ 3,310	£ 3,560	£ 7,080
Negative cash flows from operating activities			6,830
Accumulated deficit	147,880		142,820
Cash and cash equivalents	£ 5,060		£ 5,970
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Share par value (in dollars per share)				£ 0.001
A Deferred Shares [Member]
IfrsStatementLineItems [Line Items]
Share par value (in dollars per share)				1
B Deferred Shares [Member]
IfrsStatementLineItems [Line Items]
Share par value (in dollars per share)				£ 0.001